Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300856874	dee3f604-eab1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	Missing an updated pay stub within 30 days. Pay stub in file is more than 60 days old.	09/12/2018: LOX
09/12/2018: Audit reviewed the Lender Rebuttal, and has determined that lender guidelines state: verification of income documentation can be no older than 120 days at the time of closing. Paystub date is slightly less than 90 days of consummation date. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.65% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.30 months reserves

300856874	d604065c-eab1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.65% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.30 months reserves

300846513	b49fe070-e4aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	09/12/2018: Flood Cert	09/12/2018: Audit reviewed Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% No Mortgage Lates Credit report verifies 97 months payment history with no late payments reported

300846513	957a881f-87ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	09/12/2018: Hazard Insurance	09/12/2018: Audit reviewed Hazard Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% No Mortgage Lates Credit report verifies 97 months payment history with no late payments reported

300846513	3673a2e1-86ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1/CD/Closing statement from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.
09/12/2018: CD from Sale Property
09/12/2018: Audit reviewed executed copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% No Mortgage Lates Credit report verifies 97 months payment history with no late payments reported

300846513	877be748-9163-48f3-af21-eef6cd6f34f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance. Initial CD reflects Discount Points of $X,XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects Discount Points of $X,XXX.XX for a variance/refund required of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															09/12/2018: COC	09/12/2018: Audit reviewed Change of Circumstance dated XX/XX/XXXX for points increase, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% No Mortgage Lates Credit report verifies 97 months payment history with no late payments reported

300846513	283cb8dd-88ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	File is missing third party review (CDA report) ordered by XXXXXXXXXXXXXX.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 75% No Mortgage Lates Credit report verifies 97 months payment history with no late payments reported

300866898	ee992082-ef88-439c-8286-94e7291a5344	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Life of Loan Fee in section B of the final Closing Disclosure is missing. Provide corrected CD and letter of explanation to the Borrower.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years in Field Borrower has 8 years in Field   No Mortgage Lates UW payment history with no late payments reported Guides require 0 x 30 days late in the most recent 27 months; credit report verifies 32 months

300866898	252a16f4-9e0e-4c22-96ce-c947e104efed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Endorsement Fee in section B of the final CD should be in Section C and place improperly without a new WLSP or explanation from the lender. Provide re-disclosed CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759 Years in Field Borrower has 8 years in Field   No Mortgage Lates UW payment history with no late payments reported Guides require 0 x 30 days late in the most recent 27 months; credit report verifies 32 months

300786055	2b33ca52-b757-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Third party verification of co-borrower's self employment 30 days prior to the note date was not provided as required for loan to be deemed a Qualified Mortgage.
05/16/2018: Audit re-analyzed the loan file, and has determined that Appendix Q requirements for Self Employed co-borrower and the requirement for third-party record verification has been met via copy of the Business License. Self-employment in itself does not require a month by month with no gap verification like a wage earner does. Therefore, the Appendix Q requirement has been met. Condition rescinded.

Years Self Employed : Co-Borrower has been Self Employed for 18 years per State Business License No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.60%

300786055	125cade7-ac55-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing XXXX & XXXX K-1's, current Pay stubs for the Borrower & complete xxxx Tax Returns for XXXX & XXXX.	06/13/2018: Attached pleases find XXXX full 1120's05/29/2018: Attached please find the XXXX K-1's. The current paystub from the borrower was in the original upload that I have attached again.
06/13/2018: Audit reviewed executed/dated XXXX 1120S Returns, and has determined that documentation was submitted PRIOR to consummation and is deemed acceptable. Condition cleared. 06/01/2018:  Received complete, signed XXXX 1120S tax returns.  Missing all pages of XXXX 1120S returns.  Condition remains.05/29/2018: Audit reviewed all documentation, and has determined that XXXX/XXXX K1 were provided and are deemed acceptable. Pay stub in the loan file is dated within 30 days of the initial Application, along with VOE's dated within 10 days of closing verifying "active" status. Missing XXXX/XXXX 1120S for co-borrower's xxxx. Condition remains.

Years Self Employed : Co-Borrower has been Self Employed for 18 years per State Business License No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.60%

300786055	09bfbf6c-8055-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Review Appraisal		5/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed : Co-Borrower has been Self Employed for 18 years per State Business License No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.60%

300786089	d7a4342a-276c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing evidence 2nd Installment of the property taxes were paid for the subject property.		06/25/2018: Audit reviewed evidence 2nd half of taxes were paid. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.83% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300786089	1daa3a15-276c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business #C on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.		06/25/2018: Audit reviewed lender's response and re-reviewed documentation in file. Business B and business C are the same company and all required K-1's are in file. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.83% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300845911	85a50969-5ca5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	Added 8/21/2018: 1.4 mos reserves < 6 months reserves required per guidelines. Evidence of borrower's receipt of gift funds / copy of EMD check was not provided was not provided.	09/04/2018: Please rescind, borrowers has $XX,XXX.XX in reserves or XX.XX months. Please see documents for checks on page two or one
09/04/2018: Audit reviewed EMD verification, as well as all other assets, and has determined that total assets are $XXX,XXX.XX. Sufficient evidence for Reserves was provided and is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	6a05ebb9-af99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	08/09/2018: Please see attachment	08/09/2018: Audit reviewed copy of Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	82d296cc-bb99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.		8/14/2018:Audit reviewed copy of credit report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	f460fe1c-bb99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	08/09/2018: Please see attachment	08/09/2018: Audit reviewed copy of the Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	cc97c4fb-bb99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
)  Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing asset verification cover cash to close and reserves. Asset provide in the file only cover one month, missing 2 months bank statement as required per guidelines.
8/14/2018:Audit reviewed copy asset verification, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	1c71bba4-b799-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
A creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months. No income documentation is provided the loan file.
08/20/2018: Please clear condition. No bonus income was used, just overtime. Please see document to confirm.
08/20/2018: Audit reviewed VOI dated PRIOR to consummation, and has determined that there is documented history of more than 2 years overtime submitted. Condition cleared.  8/14/2018: Audit reviewed copy of income documentation, and has deemed not acceptable. Lender used bonus income. No documentation provided. Finding remains.

FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	64381d5c-b799-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		8/14/18:Audit reviewed copy of CD from sale of previous property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	3462fd2f-bb99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/09/2018: Please see attachment	08/09/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	94f95588-b799-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing taxes, insurance and HOA for the #1 rental property listed in the REO section of the file application.
8/14/2018:Audit reviewed copy of taxes, insurance and HOA for the #1 rental property listed in the REO section, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	aa9e81fc-b799-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Final 1003 is incomplete	Initial and final applications are missing ethnicity, race and gender for the borrower.		8/14/2018:Audit reviewed copy completed 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300845911	66356e16-9419-4f3f-a5b8-6273088ac89c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is (not found in the file a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for). No Cure Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 784. Years in Primary Residence 5 years in primary residence. Years on Job 10.92 years on job.

300877526	d67bd1c6-9d5e-430c-ab7d-7f06d46df22f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 56.58% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 19 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743

300877526	495731e8-063f-46e9-85d5-1098c9ad16c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXX.XX on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

09/07/2018: The difference is due to the borrower requesting a relock on XX/XX/XXXX which reduced the credit for the rate by loan amount of $XXX,XXX relock fee of X.XXX% = $XXX.XX. The related lock confirmation was included in the loan file. See XX/XX/XXXX CD. Please clear the condition

09/07/2018: Audit review of Rate Lock Confirmation, located on page 336, confirms relock included in pricing, therefore no refund is required. Corresponding initial CD was provided reflecting decrease in lender credit. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 56.58% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 19 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743

300877526	e6ec35c4-9fab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 56.58% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 19 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743

300800975	5b737a89-9a75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Income
The lender failed to accurately calculate the Borrower's income.  A monthly income of $XX,XXX.XX minus a capital gain average loss of $XXX.XXXX for net qualifying income pf $XX,XXX.XX was used by the lender to determine the DTI. The income is to be calculated by using the persona; and business returns for the most recent 2 years.   The lender used the incorrect W2 for calculating the Borrower’s XXX income. The calculation should have been made utilizing the correct W2. The Borrower's actual income was $X,XXX.XX A recalculation of DTI based on the Borrower's proper income calculation results in a DTI of 47.45% which fails to meet the program maximum of 43.00%.
															07/18/2018: Please rescind. 1125-E from XXXX Business Return shows our borrower was paid $XX,XXX in wages for XXXX.	07/18/2018: Audit re-analyzed income based on XXXX 1125-E, and has determined that DTI is 42.30% and meets requirements. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves Years in Primary Residence Borrower has resided in primary residence for 5 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

300800975	a43c702f-9775-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/28/2018: Please see attachment	06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves Years in Primary Residence Borrower has resided in primary residence for 5 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

300800975	5c7d6cd7-4e84-47ca-9e3f-0771d2e25e78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees of $XX,XXX.XX exceeds qualified mortgage threshold of $XX,XXX.XX by $XXX.XX	06/28/2018: Please see attached job aid
06/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves Years in Primary Residence Borrower has resided in primary residence for 5 years No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

300821361	b1e3e4c5-277e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	General Credit Exception	Lender guidelines do not support Trust Vesting
08/07/2018: Please clear, this information should be allowable.07/10/2018: Lender believes that the loan was closed in accordance with conventional guidelines governing an inter vivos revocable trust as an eligible mortgagor

08/14/2018: Audit acknowledges the client approved guideline exception for Trust vesting outside of guidelines. Loan will be rated a B.08/09/2018: Pending Investor review of Exception Request. 08/07/2018: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that a complete copy of the document, with regards to the excerpt on page 3 of 4 from the attachment, is required.  Condition remains.07/10/2018: Audit reviewed the Lender Rebuttal, and has determined that guidelines do NOT allow Revocable or Irrevocable Trusts for borrower eligible. Guidelines require Title to reflect ownership interest, fee simple with Title vesting as Individual, Joint Tenants or Tenants in Common. Upon receipt of the Certificate of Trust and Attorney Opinion Letter, audit will then forward to the Investor for an Exception Request. Condition remains.

LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 41.74% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.64% No Mortgage Lates No Mortgage Lates in #62 months reviewed

300821361	0230700e-287e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Trust Documentation	Missing trust documentation or certification of trust; additional conditions may apply.
08/09/2018: Please see full trust cert. It is dated XX/XX/XXXX08/07/2018: Please see email and clear.07/10/2018: Lender believes that the loan was closed in accordance with conventional guidelines governing an inter vivos revocable trust as an eligible mortgagor.

08/09/2018: Audit reviewed current copy of the Trust Certification, and has determined that said document was dated same day as consummation and verifies no changes in the original trust. Documentation submitted is deemed acceptable. Condition cleared. 08/07/2018: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that a complete copy of the document, with regards to the excerpt on page 3 of 4 from the attachment, is required.  Condition remains.      07/15/2018: Lender provided of Certificate of Trust however Attorney Opinion Letter was not provided. Condition remains. 07/10/2018: Audit reviewed the Lender Rebuttal, and has determined that in order to validate the Trust and signatures, a copy of the Certificate of Trust and Attorney Opinion Letter are required. Condition remains.

LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 41.74% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.64% No Mortgage Lates No Mortgage Lates in #62 months reviewed

300821361	24059fca-7b7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing Mortgage and Note riders for vesting in an inter vivos revocable trust.		07/10/2018: Audit consulted with Compliance, and has determined that the borrower's signed as Trustee, therefore no Rider is required. Condition rescinded.
LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 41.74% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.64% No Mortgage Lates No Mortgage Lates in #62 months reviewed

300805442	fb583dfb-4f84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
07/20/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years on Job Co-Borrower has 10 years on job per WVOE CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.40%

300806145	c577e340-2889-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Documentation for the exclusion of HELOC payment/debt obligation is missing from the file.
07/30/20178: Please rescind this condition the court order shows the property attached to the Heloc is court ordered to the petitioner XXX XXXX. Property profile show the Borrower transferred title to XXX XXXX and heloc XX/XXXX is attached to the property.
07/30/2018: Audit reviewed the Lender Rebuttal, as well as the documentation, and has determined that said documents verify HELOC is not the borrowers obligation via XXXXXXX XXXXXX. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Years on Job Borrower has 15 years on job. Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 5.70 months’ reserves

300806145	39020cdc-6d88-49bd-9e88-e46879050396	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XX License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Years on Job Borrower has 15 years on job. Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 5.70 months’ reserves

300806145	5866488f-1789-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 Years on Job Borrower has 15 years on job. Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 5.70 months’ reserves

300864373	5e692f5f-2daa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS is missing from the file.	09/07/2018: Please see results and clear.	09/07/2018: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 38.51% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27 months reserves

300864373	2a28549c-38aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with Lenders guidelines.  The loan file contains written Verification of Employment (WVOE).  Copies of the Borrowers recent pay stubs are required to fulfill guidelines and QM requirements. Guidelines states WVOE is not acceptable sole source of income documentation and not to be used in lieu of a paystub.
09/07/2018: Please rescind. VOI is validated using AUS #18. No other documents are needed per XXXXXXXXXXXX when AUS validates VOI Income.
09/07/2018: Audit reviewed AUS which was missing from original loan file, and has determined that per said document, the VOI is sufficient documentation for income verification. Three (3) years of Tax Transcripts provided to support income. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 38.51% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27 months reserves

300864373	e7eb4ad2-f4aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file section H missing the word "Optional" at the end of Owner's Title Policy. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 38.51% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27 months reserves

300864373	8eec341e-3aaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 38.51% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27 months reserves

300845976	daf2f8c9-4290-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	The statement for account #XXXX on final application reflects 2 deposits in XXXXX XXXX, one for $XX,XXX and one for $XX,XXX. There is no evidence in the file documenting the source of these deposit.	08/30/2018: Please clear. Documents show deposit history and account is not needed for funds to close anyway.
08/31/2018: Audit reviewed documents with regards source of large deposits, and has determined that sufficient evidence was provided to verify deposits. Condition cleared. 08/30/2018: Audit reviewed the Lender Rebuttal, as well as Asset documents, and has determined that the AUS requires "total funds to be verified" of $XXX,XXX.XX. Total Assets verified are $XXX,XXX.XX. However, if the un-sourced deposits are backed-out, total $XX,XXX ($XX,XXX + $XX,XXX), then the "total funds to be verified" will not have been met ($XXX,XXX.XX - $XX,XXX un-sourced = $XXX,XXX.XX verified). Condition remains.     .

Years Self Employed Borrower has 7 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 799

300845976	7eabf37b-4890-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Ineligible Property Type / Excessive Acreage	Client Overlay Exception, Client to Review, Subject property is 56.03 acres.
08/30/2018: Audit consulted with the Investor, and has been directed that the client overlay for acreage when zoning is residential does NOT apply to this specific loan program. Appraisal reflects as "residential agricultural" zoning, not currently a working or hobby farm, no income is being generated on subject property currently. Condition rescinded.

Years Self Employed Borrower has 7 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.95% FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 799

300818988	35766c04-7ba1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal Missing		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300818985	842fd3c6-7c8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Please provide signed borrower letter providing authorization to close Home Equity Line of Credit on subject property.	08/07/2018: Please clear this condition; The closeout letter is attached	08/07/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #56 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300818983	6bb07a44-20b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Borrower credit report dated greater than 120 days from Note date	Borrowers' credit reports are dated XX/XX/XXXX which is greater than 120 days before the note date.	09/11/2018: Please clear this condition the credit report is attached	09/12/2018: Received credit report dated XX/XX/XXXX which matches final AUS. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.67% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 99 months payment history with no late payments reported

300818983	a3494bd0-15b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal (CDA).		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.67% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 99 months payment history with no late payments reported

300819278	46c82c04-fef7-4377-b86d-f3d4c77f38e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.55%

300819278	16aa08c4-31a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.55%

300822280	60ec6204-38ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing verification of XXX XXXX account balance and payment history. Per final 1003 obtained from asset statement.	09/06/2018: Please see LOX sent from borrower and new AUS. This was a mistake, no assets show this deduction.	09/06/2018: Audit reviewed LOX, as well as updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrowers has 10 year in Field as owner of company Years on Job Borrower has 33 years on Job as construction Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualifed 3.80 months reserves

300822280	ad49a0d3-85b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing Paystubs as required for QM, when receiving salary/W-2 income.	09/06/2018: Please see paystub and clear.	09/06/2018: Audit reviewed paystubs, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrowers has 10 year in Field as owner of company Years on Job Borrower has 33 years on Job as construction Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualifed 3.80 months reserves

300822280	eeadb79e-38ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Rent	Per Guidelines, 12 month mortgage history to be verified. The mortgage history was only verified for 7 months. Previous housing was renting and need to verify 12 months history for file.	09/06/2018: Please rescind. This is required on Jumbo loans, this is not required for HB.	09/06/2018: Audit reviewed the Lender Rebuttal, and has determined that a 24 month housing history is not required for loan program. Condition rescinded.
Years in Field Borrowers has 10 year in Field as owner of company Years on Job Borrower has 33 years on Job as construction Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualifed 3.80 months reserves

300822280	656e2b7b-36ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV Exceeds Guideline Limit
Lender guidelines requires a maximum LTV of 80.00% however the current LTV of the subject is 83.81% .  Audit used  $XXX,XXX.XX  to calculate the LTV as per Lender's guidelines the recent purchase price must be used when the subject property  was purchased  < 6 months /12 months from the application date.
09/06/2018: Please rescind, the previous value is over 6 months ago from application and amount of increase is very modest since then. This is not a Jumbo loan.
09/06/2018:  Audit reviewed the Lender Rebuttal, and has determined that per FNMA guides: The loan amount tolerances are permitted provided the new LTV/CLTV does not result in changes to the amount of required mortgage insurance coverage, different loan-level price adjustments, or changes to loan eligibility. Loan program LTV/CLTV maximum is 90%. Condition rescinded.

Years in Field Borrowers has 10 year in Field as owner of company Years on Job Borrower has 33 years on Job as construction Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualifed 3.80 months reserves

300822280	aeda3c4b-36ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing required CDA		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrowers has 10 year in Field as owner of company Years on Job Borrower has 33 years on Job as construction Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualifed 3.80 months reserves

300855863	3e79f446-d642-4d08-9b63-872466c52852	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years in Field Borrower has 12 years in Field

300860403	ed733aed-0594-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing XXXX YE and XXXX YTD Balance Sheets for Borrower’s wholly owned business. Missing XXXXX YE and XXXX YTD Balance Sheets for Co-Borrower’s 50% owned xxxx.
8/8/2018:  Please see business returns signed for XXXX and clear, returns show profit and loss and balance sheet information for XXXX. XXX is not a business any more and shows as not in good standing and no docs are needed.

09/07/2018: Audit reviewed XXXX YTD Profit & Loss and Balance Sheet for Business #1, and has determined that documentation was provided PRIOR to consummation. Condition cleared. 08/13/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Business #1: (XXXXXXXXX) XXXX 1120S provided, XXXX P&L/Balance Sheet not required.  Missing XXXX YTD P&L and Balance Sheet.  Business #2: (XXX XXXXXXXX )XXXX 1120S provided, XXXX P&L/Balance Sheet not required. XXXX YTD P&L/Balance Sheet provided.  No further information required.  Business #3: (XXXXXXXXXXXX) XXXX 1120S provided.  XXXX P&L/BS not required.  XXXX YTD/BS provided.  No further information required.  Business #4: (XXXXXXXXXXX) received evidence no longer an active corporation.  Please provide XXXX YTD P&L and Balance Sheet for business #1.  Condition remains.

CLTV is lower than guideline maximum CLTV is 46.55%. No Mortgage Lates UW guideline require 0x30 lates within the most recent 24 months,loan qualfiies with 79 total  months  Years Self Employed Borrower has been self employed  for 8.5 years and co borrower for 16 years per Business Licenses

300860403	327680f9-0594-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YE and XXXX YTD P&L Statements for Borrower’s wholly owned business. (XXXX Business, wholly owned by Borrower, and Joint Personal XXXX tax returns are on an Extension). Missing XXXX YE and XXXX YTD P&L Statements for Co-Borrower’s 50% owned xxxx. (Missing XXXX Extensions for all 3 Businesses owned in whole and in part by Co-Borrower). Joint Personal XXXX tax returns are on an Extension.
8/8/2018: Please see business returns signed for XXXX and clear, returns show profit and loss and balance sheet information for XXXX.
09/07/2018: Audit reviewed XXXX YTD Profit & Loss and Balance Sheet for Business #1, and has determined that documentation was provided PRIOR to consummation. Condition cleared.08/13/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Business #1: (XXXXXXXXXXXX) XXXX 1120S provided, XXXX P&L/Balance Sheet not required.  Missing XXXX YTD P&L and Balance Sheet.  Business #2: (XXXXXXXXXXX) XXXX 1120S provided, XXXX P&L/Balance Sheet not required. XXXX YTD P&L/Balance Sheet provided.  No further information required.  Business #3: (XXXXXXXXXXX) XXXX 1120S provided.  XXXX P&L/BS not required.  XXXX YTD/BS provided.  No further information required.  Business #4: (XXXXXXXXXXXX) received evidence no longer an active corporation.  Please provide XXXX YTD P&L and Balance Sheet for business #1.  Condition remains.

CLTV is lower than guideline maximum CLTV is 46.55%. No Mortgage Lates UW guideline require 0x30 lates within the most recent 24 months,loan qualfiies with 79 total  months  Years Self Employed Borrower has been self employed  for 8.5 years and co borrower for 16 years per Business Licenses

300860403	498e3163-0694-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Missing XXXX and XXXX W-2's for Co-Borrower's business listed on XXXX Schedule E - Business A.		08/13/2018: Received XXXX/XXXX W-2s. Condition cleared.
CLTV is lower than guideline maximum CLTV is 46.55%. No Mortgage Lates UW guideline require 0x30 lates within the most recent 24 months,loan qualfiies with 79 total  months  Years Self Employed Borrower has been self employed  for 8.5 years and co borrower for 16 years per Business Licenses

300905941	c127b28c-0acb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/11/2018: Appraisal review	10/12/2018: Lender provided CDA reflecting a 0% variance. Exception cleared.
300850529	a0757bb4-0591-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	Title commitment provided reflects a lien on subject property item #8 Schedule B by the owner prior to current seller. The supplemental report is not in file removing that lien from title.		08/20/2018: Received final title policy. Condition cleared.
Years in Field Borrower has 5 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.66% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300850529	962ea15c-ff90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation
The third party fraud report reflects an alert for distance of current employer to new residence of owner occupied property.  Evidence the Lender verified with employer the remote work ability for continuance of income is missing from the file.
08/20/2018: Received borrower's authorization to work remotely. Condition cleared.
Years in Field Borrower has 5 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.66% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300861159	995ca785-28b4-45b1-b654-9505a4d9fca6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Lender Credit variance with LE: The LE dated X\XX\XXXX, reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $XXX.XX on the Final CD reflecting pricing adjustments.
08/16/2018: The difference is due to the borrower requesting a lock extension on X/XX/XX which reduced the credit for the rate. The cost of the relock is the loan amount $XXX,XXX X relock fee 0.100% = $XXX.XX. The related lock confirmation was included The CD which was received by the borrower on X\XX\XX per the Disclosure History which was more than 3 days prior to closing. Please rescind the condition.

08/16/2018: Audit review of Rate Lock Confirmation (page 206) and CD (page 316) dated XX\XX\XXXX located within the loan file confirms origination fee, therefore no refund is required. Documentation submitted is deemed acceptable, condition rescinded.

300831752	01552f8a-c0a0-4afa-b97e-e6c20a9e9d05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs actual Finance Charge of $XXX,XXX.XX, an under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															08/15/2018: Disagree-Finance charge fairly stated. Please provide additional information, thank you.	08/15/2018: Audit re-analyzed the Final CD fees, and has determined that after adjustments, the loan is no longer under disclosed. Finance charges are compliant. Condition rescinded.	Reserves are higher than guideline minimum AUS did not require, loan qualified with 9.4 months reserves Years Self Employed Co-Borrower has 19 years Self Employed
300831752	e392e261-e3a5-443e-a1a5-325763e4a8a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure dated reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

08/15/2018: Audit re-analyzed the Final CD fees, and has determined that after adjustments, the loan is no longer under disclosed. Finance charges are compliant. Condition rescinded. Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum AUS did not require, loan qualified with 9.4 months reserves Years Self Employed Co-Borrower has 19 years Self Employed
300856512	381a5f3a-7ab0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	The XXXX tax extension for the borrower's personal tax returns are missing from the loan file.	9/7/18 Please rescind this as the attached was in the original file sent,	09/10/2018: Audit reviewed and located XXXX Application for Extension in file. Condition rescinded.	FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 733. Years in Primary Residence 10 years in primary residence.
300856512	e537818e-38b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History
AUS require satisfactory housing payment history for 12 months.  Payment history not provided on credit report.  Housing cancelled checks for 7 months were in the loan file; however the payments from XXXXXXXXXXX and XXXXXXXX are missing for subject property.

9/20/18 Please clear this condition. Please see the CPA letter that states XXXXXXXXXX, XXXX was the first payment due and as of  XXXXXXXXXXX  the account was current and the loan was paid off XXXXXXXXXXX so therefore everything appears to be documented for this condition.09/12/2018:  Please clear this condition. Attached please find the CD on their previous home that shows they owned the property f&c prior to XX/XX/XXXX and the mortgage for that property is on the credit report for UWM. The mortgage history from XX/XX to present on the property for this loan that was built new in XXXX was in the file so that accounts for a 12 month satisfactory mortgage history9/7/18 Please rescind this as XXXXXXXXXXXXXX guidelines state for existing mortgage payment requirements: On the date of the loan application, the borrower's existing mortgage must be current which means that no more than 45 days may have elapsed since the last paid installment.09/12/2018:  Please clear this condition. Attached please find the CD on their previous home that shows they owned the property f&c prior to X/XX/XX and the mortgage for that property is on the credit report for UWM. The mortgage history from XX/XX to present on the property for this loan that was built new in XXXX was in the file so that accounts for a 12 month satisfactory mortgage history9/7/18 Please rescind this as XXXXXX XXX guidelines state for existing mortgage payment requirements: On the date of the loan application, the borrower's existing mortgage must be current which ns that no more than 45 days may have elapsed since the last paid installment.

09/21/2018:  Received letter from accountant for lender verifying payments current through XXXXX.  Condition cleared.09/13/2018:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  Previous address XXXXXXXXXXXXXXXXXXXXXXXX:  Received Seller CD to evidence sale of previous residence XX/XX/XXXX.  Property was free & clear at the time.  Subject property: promissory note, page 2017, inception date XX/XX/XXXX, for $XXX,XXX.  Per the terms of the note, borrower is to pay monthly interest payments beginning XX/XX/XXXX.  Payment information covering XXXXXXXX – XXXXXXXX located on pages 133-139 and page 2067.  Missing XXXXXXXX and XXXX/XXXXXXXXX payments.  Per DU, item #15, the mortgage to be verified is the loan with XXXXXXXXXXXXXXXXXXXXXX since it is not listed on the credit report. The payment history for the previous mortgage, which is on the credit report, is not a factor.   Condition remains.09/10/2018: Loan was underwritten to AUS dated XX/XX/XXXX which requires housing payment history for 12 months. Condition remains.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 733. Years in Primary Residence 10 years in primary residence.
300856512	f80efdfb-77b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																A Credit Report was added to the PCCD. Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 733. Years in Primary Residence 10 years in primary residence.
300856512	45a79c1a-38b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.		09/05/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 733. Years in Primary Residence 10 years in primary residence.
300862879	a15f002c-0295-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Business Tax Returns	Missing complete business tax returns.
08/30/2018: Audit reviewed and confirmed loan file contains letter addressing Page 5 of the 1120 is not required if gross receipts on Line 1 of page 1 are < $250,000. Audit confirmed this is accurate. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.09 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787

300876037	526f700f-f6d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Evidence of the borrower's personal XXXX tax extension and XXXX tax extension for Business 3, Schedule E Statement 10 of the XXXX tax return is missing.	10/24/2018: Please see docs and rescind condition, these were sent thank you.	10/25/2018: Lender responded please see docs and rescind condition, these were sent thank you. Audit reviewed lender's response and has determined the docs were in the loan file. Exception rescinded.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  28.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.38% Years in Field Borrower has 20 years in Field

300850172	f6c22a31-5296-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Missing signed 4506-T for both borrowers.	08/14/2018: Please see attachment	08/14/2018: Audit reviewed executed final 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.09% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748 Years on Job Borrower has 7 years on job

300850172	46d62145-8789-48d4-9b6a-81cc1346e34a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.09% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748 Years on Job Borrower has 7 years on job

300850172	ec53b88c-5196-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file. Upon receipt and review additional conditions may apply.	08/14/2018: Please see attachment	08/14/2018: Audit reviewed executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.09% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748 Years on Job Borrower has 7 years on job

300850516	fddfdcc9-8393-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
51.41% > 43%) The Lender Guidelines require that a minimum of 25% available equity be verified to consider rent income on a departing residence.  Additionally, a copy of the security deposit is required. The file does not contain the required documentation.  As such, no rent income was considered for the departing residence.  Lender guidelines reflect a DTI of 43.00%.  Due to the miscalculation of debts, the actual DTI is 51.41%.
08/21/2018: Please clear condition. Please see property profile to see purchase price and borrower has more than 25% equity. Also see bank statement to show $XXXX deposit and that it was by tenant.
08/21/2018: Audit reviewed ALL documentation for departure residence, and has determined that the current Credit Report confirms the unpaid principle balance amount, property profile confirms the sales price as well as the current estimated value, executed lease provided, and a Bank Statement reflecting the tenants name verifies the $X,XXX security deposit. Departure residence has greater than 25% equity. DTI meets guidelines. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  34.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300850516	f86c2de2-8393-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower was self-employed for 4 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained evidence indicating that the borrower’s business had been dissolved. No clarification is provided to support that this business continues to exist and that the income attributed to the co-borrower is likely to continue, rendering the subject mortgage ineligible for delivery to the investor.  Additional conditions may apply upon receipt.

08/24/2018: Please rescind. Borrower provided documents to show Sch C income does not continue. He only works as a W2 wage earner now with a VVOE and paystub, he has no ownership in company.08/21/2018: Please rescind, Sch C income is negative as self employment and does not need a VOB. VVOE confirms borrower's wage income. No self employment that is positive is being used so no VOB is needed.

08/24/2018: Audit reviewed co-borrower income, and has determined that Schedule C income will not continue, business closed. Wage earner income only. Condition cleared.  08/21/2018: Audit reviewed Co-borrower's income, and has determined that the final 1008 reflects income of $X,XXX.XX, whereas the final 1003 reflects income of $X,XXX.XX with employment listed as *schedule C*. Please clarify co-borrower income calculations, as well as corrective documents as needed. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  34.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300850516	0e381883-8393-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
The Lender’s Guidelines require an exterior or full appraisal dated within 6 months of subject transaction supporting a minimum of 25% available equity and a copy of the security deposit when rental income is to be considered for a departing residence.  This documentation was not located in the loan file.
08/21/2018: Please see property profile and deposit to clear.
08/21/2018: Audit reviewed ALL documentation for departure residence, and has determined that the current Credit Report confirms the unpaid principle balance amount, property profile confirms the sales price as well as the current estimated value, executed lease provided, and a Bank Statement reflecting the tenants name verifies the $X,XXX security deposit. Departure residence has greater than 25% equity. DTI meets guidelines. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  34.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300856511	fb52bae9-78ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s Business A & B on Schedule E Part II of XXXX tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															09/10/2018: Please rescind this condition. Both of these business' result in a loss. VOB is not required.	09/10/2018: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86% Years in Field Borrower has 20 years in Field   Years in Primary Residence Borrower has resided in subject for 17 years

300856511	fcc82de0-78ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	09/10/2018: Please clear this condition. The limited condo approval was approved see attached
09/10/2018: Audit reviewed the Lender e-mail with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86% Years in Field Borrower has 20 years in Field   Years in Primary Residence Borrower has resided in subject for 17 years

300856511	3fa8b87e-79ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The master insurance policy for the condominium project was not provided.	09/04/2018: per the attached lox, the homeowner carries the insurance. The policy includes 100% replacement cost, please rescind condition
09/04/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets FNMA requirements for the loan program. Borrower letter of explanation with regards to no Master Insurance required is deemed acceptable. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86% Years in Field Borrower has 20 years in Field   Years in Primary Residence Borrower has resided in subject for 17 years

300856511	962272d2-78ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.	09/10/2018: Please clear this condition the AUS is attached.	09/10/2018: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86% Years in Field Borrower has 20 years in Field   Years in Primary Residence Borrower has resided in subject for 17 years

300856511	bccc3634-78ac-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86% Years in Field Borrower has 20 years in Field   Years in Primary Residence Borrower has resided in subject for 17 years

300865395	f480cad7-75a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum	Lender guidelines allow a maximum cash out of $XXX,XXX.XX with FICO below 720 , per the final CD the borrower received a cash out amount of $XXX,XXX.XX.	09/11/2018: Please rescind. HB loans have a FICO of 700 needed for cash out and no max cash back rule like Jumbo.	09/11/2018: Audit concurs with the Lender Rebuttal, and has determined that the Investor Overlay has maximum set at $XXX,XXX. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.28% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  32.00 months reserves Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX

300865395	7dc89043-bf09-46ec-be0b-21e8d94b90f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/29/2018: Received initial and revised closing disclosures and evidence both were acknowledged. Timing requirement met. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.28% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  32.00 months reserves Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX

300865395	dbd7f694-76a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.28% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  32.00 months reserves Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX

300865395	b8a20dbe-76a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Appraisal Fee in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.28% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  32.00 months reserves Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX

300865395	fc0ccc54-75a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.28% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  32.00 months reserves Disposable Income is higher than guideline minimum Disposable income is $X,XXX.XX

300865652	9988cb9a-5397-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	08/13/2018: Please clear condition and see approval comment by condo team
08/13/2018: Audit reviewed the Lender confirmation with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under FNMA guides per lender statement. Condition cleared.

FICO is higher than guideline minimum UW guide require a FICO score of 720, loan qualified with a FICO score of 738. Reserves are higher than guideline minimum UW guide require 18 months reserves, loan qualified with 31.30 months reserves. Years Self Employed Self Employed 32 years.

300856751	acccf1af-5497-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	09/13/2018: Please clear this condition; The final title policy reflects XXXXXXXXXXX dated XX/XX/XXXX recorded XX/XX/XXXX as the only Mortgage attached to the property.	09/14/2018: Received final title policy verifying no HELOC. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.71% FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 720

300862866	995ca118-f89e-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300857052	87157674-a09a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing AUS results	Missing DU approval	08/24/2018: Please rescind this as Jumbo loans do not require an AUS	08/24/2018: Audit concurs with the Lender Rebuttal, and has determined that the AUS is NOT required. Final 1008 located within loan file. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 63.90 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300857052	69387aef-fbf4-46b6-aa18-95bcc7185cea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Finance Charge Under Disclosed by $XXX.XX due to the Lender not including XXXXXXXX fee	08/15/2018: Disagree - the Section H XXXXXXXX is not a finance charge as it's the borrower's XXXXXXXX and not the lender's.
08/15/2018: Audit re-analyzed the Final CD, and has determined that the Borrower's XXXXXXXX Fee is not an APR fee, therefore not included in Finance Charges. Loan is no longer under disclosed. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 63.90 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300857052	5a19c3e4-fe88-4e25-91f1-08ef62569c51	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The amount financed is over disclosed by $XXX.XX due to the Lender not including the Attorney fee
08/15/2018: Audit re-analyzed the Final CD, and has determined that the Borrower's Attorney Fee is not an APR fee, therefore not included in Finance Charges. Loan is no longer under disclosed. Condition rescinded. Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 63.90 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300866910	86e3f827-fddb-473d-95e0-819956dad142	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated X/XX/XXXX and the date of consummation is X/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/20/2018: Please see attached Initial CD and trid history which shows borrower received and esigned Please clear the condition
08/20/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300866910	28c2bbe1-11a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA		08/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863005	b806cd4d-229f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863012	7278a15f-6c9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
08/17/2018: Please see report and clear08/15/2018: Please see attachment
08/17/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.   08/15/2018: Audit reviewed Fraud Report, and has determined that page 21 did NOT have MERS information completed successfully. Provide a third party Fraud Report with MERS completed. Condition remains.

FICO is higher than guideline minimum Loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.73% Years in Primary Residence Borrowers have resided in subject for 4.5 years

300863012	e3c30629-3f10-4bc7-9eed-fae803218b29	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/15/2018: Please see attachment
08/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum Loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.73% Years in Primary Residence Borrowers have resided in subject for 4.5 years

300863012	53a0aee2-569b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a -4.2% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.73% Years in Primary Residence Borrowers have resided in subject for 4.5 years

300885956	68be1dbd-5ab7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Review appraisal		09/18/2018: A CDA provided reflecting a value of $X,XX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864024	c7d18704-0db1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 80% however the current CLTV of the subject is 82.05% .	09/11/2018: Please see document to show account balance was lowered.	09/11/2018: Audit reviewed HELOC evidence of high balance, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 8 years in Field   Years in Primary Residence Borrower has resided in subject for 6 years

300864024	51628322-88b0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	09/13/2018: Please clear this condition the appraisal with correct XXX is attached;09/11/2018: Please see document and clear
09/11/2018: Audit reviewed all pertinent documents with XXX, and has determined that the corrected Appraisal reflects the correct XXX number. Condition cleared. 09/11/2018: Audit reviewed all pertinent documents, and has determined that the correct APN number per county is XXXX-XX-XX-XXX-XX.  Appraisal reflects incorrectly XXXXXXXXXXXXXXX which include an extra 0 and a 6. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 8 years in Field   Years in Primary Residence Borrower has resided in subject for 6 years

300864024	aaad49d3-8fb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
															9/11/2018: Please see attached email which was used to clear other loans with the same condition. Please rescind.	09/12/2018: Audit reviewed Lender's rebuttal. Per compliance, finding is invalid. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 8 years in Field   Years in Primary Residence Borrower has resided in subject for 6 years

300864024	149331ff-8fb0-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783 Years in Field Borrower has 8 years in Field   Years in Primary Residence Borrower has resided in subject for 6 years

300863356	e8f327bf-aeb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300863374	82dcf143-6097-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	XXX # does not match on the appraisal, title and/or mortgage.	09/05/2018: Attached please find the appraisal with the corrected XXX number	09/05/2018: Audit reviewed corrected Appraisal, and has determined that XXX number on said document now matches Mortgage and Title. Condition cleared.	FICO is higher than guideline minimum 791 FICO Reserves are higher than guideline minimum 19 months reserves Years on Job Borrower has 18 years on the job
300863374	11af1e6c-6397-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
08/06/2018: Please see initial loan application which was esigned on X/X and included in the original credit upload. Please rescind the condition.
08/08/2018:  Audit reviewed lender's rebuttal and original loan file.  The initial application is signed by the borrowers and loan officer on X/X.  The intent to proceed is dated X/X.  Condition rescinded.
FICO is higher than guideline minimum 791 FICO Reserves are higher than guideline minimum 19 months reserves Years on Job Borrower has 18 years on the job
300867348	c9114757-ada9-43e9-a9c5-9026e6bd56ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 5.0 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.932%

300867348	ba568941-1db1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/06/2018: A CDA report reflecting a value $X,XX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 5.0 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.932%

300865165	c41874a6-afab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Documentation	Missing terms and conditions for secondary financing.	09/06/2018: please see attached	09/06/2018: Audit reviewed executed HELOC Agreement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300865165	12e331ed-aeab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not included in the loan file		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300866828	d603fb57-95ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 1 years' W-2 not provided. A W-2 is required in order for the loan to be classified as a Qualified Mortgage.		09/12/2018: Received XXXX W-2. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.77% Reserves are higher than guideline minimum UW Guides do not require minimum reserves, loan qualified with  11.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.893%

300866828	829bef5e-93ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.77% Reserves are higher than guideline minimum UW Guides do not require minimum reserves, loan qualified with  11.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.893%

300866928	4026afd1-37b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	review Appraisal missing		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885658	bfbc1293-88ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Provide Final HUD from Sale of departure residence reflecting net proceeds of $XXX,XXX.XX or Lender's guidelines require 2 months' bank statements and verification of the additional $XX,XXX earnest money as down payment for a purchase.  The loan file is missing 2nd consecutive statement for Acct XXXXX.  Assets are not sourced the statement for account XXXXX on final application reflects a deposit of $XX,XXX, there is no evidence in the file documenting the source of the deposit. Missing source of funds for additional earnest money deposit of $XX,XXX to meet minimum cash to close requirements per DU. Additional conditions may apply.
09/06/2018: Please see asset statements and Final CD to clear condition. Please let me know anything missing.
09/06/2018: Audit reviewed assets documentation, and has determined that proceeds from sale of departure property was submitted and verified. Bank Statements provided for assets. Total assets required per DU were verified. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years in Field Borrowe has 5 years in field.

300885658	19c811dd-84ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing both liens paid and netting sufficient cash to close not provided. Additional conditions may apply.	09/06/2018: Please see CD and clear.
09/06/2018: Audit reviewed executed ALTA Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years in Field Borrowe has 5 years in field.

300885658	f54be066-93cf-4cc9-82d2-4b72e183e40b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/06/2018: please see attached
09/06/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years in Field Borrowe has 5 years in field.

300885658	af89f9b2-fcaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		09/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years in Field Borrowe has 5 years in field.

300923861	7903f386-fdd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing evidence of self-employment for business #3 not reflected on the final loan application.  Evidence of self-employment required in order for loan to be considered a Qualified Mortgage.
10/24/2018: Please rescind, there are only 2 employers and a VOB was sent for both.
10/24/2018: Audit re-analyzed the loan file, and has determined that Business #3 has positive income NOT used to qualify, as well as P&L and Balance Sheet located within the loan file. VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.

Years Self Employed Borrower self-employed for 15 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Years in Primary Residence Borrower has resided in primary residence for 13 years

300923861	bd096f78-fcd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
File contains letter from borrower indicating Business E on XXXX Schedule E Part II was dissolved in XXXX.  Missing documentation to support business was dissolved in XXXX.  Additional conditions may apply.
															10/24/2018: Please rescind. K-1s show as 'Final K-1'.	10/24/2018: Audit re-analyzed Tax Returns, and has determined that the XXXX K1 for said business is marked as "FINAL". Condition rescinded.
Years Self Employed Borrower self-employed for 15 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Years in Primary Residence Borrower has resided in primary residence for 13 years

300923861	c25a6303-e3d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX and XXXX business returns not provided for Business E on XXXX Schedule E Part II . Additional conditions may apply. Signed returns required in order for loan to be classified as a Qualified Mortgage.
															10/24/2018: Please rescind. K-1s show as 'Final K-1'.	10/24/2018: Audit re-analyzed Tax Returns, and has determined that the XXXX K1 for said business is marked as "FINAL". Condition rescinded.
Years Self Employed Borrower self-employed for 15 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Years in Primary Residence Borrower has resided in primary residence for 13 years

300923861	462871d8-fcd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1
Missing XXXX and XXXX K-1's for Business #3 not reflected on the final loan application. If 25% or greater ownership, additional conditions will apply.  XXXX and XXXX K-1's required in order for loan to be considered a Qualified Mortgage.
10/24/2018: Please provide further details, I do not see a third business or please rescind. Only two companies were used for income.
10/24/2018: Audit re-analyzed Tax Returns, and has determined that Business #3 was on an 1120 form, therefore no K1 is required. P&L and Balance Sheet located within the loan file with positive income that was NOT used to qualify. Condition rescinded.

Years Self Employed Borrower self-employed for 15 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Years in Primary Residence Borrower has resided in primary residence for 13 years

300875941	b2f76a1e-0fb1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300875941	bf85b504-0ab1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. DU reflects CU risk score of 5	09/10/2018: CDA	09/10/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300898601	72e652a0-53b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided. Missing IL Predatory Lending Certificate of Compliance	09/20/2018: please see attached	09/20/2018: Audit reviewed IL Anti-Predatory Lending Certificate of Compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Primary Residence Borrower has resided in depature subject for 18 years Years on Job Borrower has 19years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  39.63%

300885070	2ad26255-04ae-47a4-8ae1-4bb09bf2a93a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX reflected on title and the appraisal.  (NOT IN ESCROW). Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300885070	825a566b-19ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300877722	9483103d-ddb1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a -2.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300882571	8a1b7231-24b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300885177	3856ef1d-12b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the Borrower and CoBorrower were self-employed. According to the program guidelines, documentation for a self-employed borrowers requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrowers' businesses, rendering the subject mortgage ineligible for delivery to the investor.
															09/17/2018: Please rescind. VOB is not needed if no self employment income was used.	09/19/2018: Audit reviewed Lender's rebuttal and agrees. XXXX is final return, no further documentation required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 12 years in Field No Mortgage Lates No mortgage lates
300885177	ee9de983-13b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing Borrower's XXXX 1065.
															09/17/2018: Please rescind. The XXXX return shows this was the final return	09/19/2018: Audit reviewed Lender's rebuttal and agrees. XXXX is final return, no further documentation required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 12 years in Field No Mortgage Lates No mortgage lates
300885177	b6c2714d-13b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Borrower's 1065 tax return. Per appendix Q, Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage.	09/17/2018: Please rescind. The XXXX return shows this was the final return	09/19/2018: Audit reviewed Lender's rebuttal and agrees. XXXX is final return, no further documentation required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 12 years in Field No Mortgage Lates No mortgage lates
300885177	3721f1d2-12b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Borrower's 1065 tax return. Per appendix Q, Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage.	09/17/2018: Please rescind. The XXXX return shows this was the final return	09/19/2018: Audit reviewed Lender's rebuttal and agrees. XXXX is final return, no further documentation required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 12 years in Field No Mortgage Lates No mortgage lates
300885482	2626ef29-48b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review Appraisal is missing from the loan file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300885744	e67721ee-bdc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/12/2018: CDA	10/12/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300887159	4fb8a211-2eba-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided		09/18/2018: A CDA provided reflecting a value of $XXX,XXXwhich is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887153	b8533e84-7bc5-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX per Disclosure History provided is missing from the loan file.	10/03/2018: Please see attachment	10/03/2018: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years Self Employed Borrower has 17.17 years Self Employed

300887153	7f232b3c-910c-4530-9a4e-6deeae13dfe8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
10/11/2018: Please see attachment
10/11/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.87% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 Years Self Employed Borrower has 17.17 years Self Employed

300890526	86b4a974-1cc0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

A Post Close CD in the loan file reflects the Credit Report fee in section B of the Final Closing Disclosure.  Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves. CLTV is lower than guideline maximum Loan qualified with CLTV of 53.94% FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with a FICO of 813.

300890526	d71f4d1d-0cc0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/25/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves. CLTV is lower than guideline maximum Loan qualified with CLTV of 53.94% FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with a FICO of 813.

300914469	2ef2e497-10c0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	10/02/2018: Please see Final CD and clear.
10/02/2018: Audit reviewed the True and Certified copy of the Final Seller's Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.8 months reserves DTI is lower than guideline maximum loan qualified with DTI of 35.76% FICO is higher than guideline minimum loan qualified with FICO of 688

300914469	6c5f26b4-3dd7-478a-aaf1-bc5ed9bf4989	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

10/04/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.8 months reserves DTI is lower than guideline maximum loan qualified with DTI of 35.76% FICO is higher than guideline minimum loan qualified with FICO of 688

300911171	cd9c8dc2-01c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following: a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Verification of Borrower's businesses B & C on Schedule E page 2 is missing. Verification of the businesses is required in order for the loan to be classified as a Qualified Mortgage
															10/10/2018: Please rescind. Business B & C had negative income and a VOB is not needed for XXXXXXXXXX loans unless income is positive.	10/10/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years Self Employed Borrower has 13 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.56%

300911171	540e0ee1-fcc7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/10/2018: Appraisal review	10/10/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years Self Employed Borrower has 13 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.56%

300900745	cc2680b6-96db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 5.		11/01/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749

300906718	1069f7f9-4bd9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Hazard insurance declaration provided does not indicate annual/monthly premium amount. Additional conditions may apply.	10/31/2018: Please see attached. Please clear the condition	10/31/2018: Audit reviewed evidence of Hazard Insurance premium, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum AUS requires 4 months reserves, loan qualified with 4.9 months reserves Years Self Employed Borrower has 6 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.31%

300906718	870f2622-79db-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects borrower as a wage earner requiring most recent pay stub and previous year W-2.  Borrower is a self-employed XXXX XX who files Schedule C. File contains Business License and YTD Profit and Loss statement and Balance Sheet.  DU to be re-run. Additional conditions may apply.
															10/29/2018: Please see new AUS and clear.	10/30/2018: Received updated AUS reflecting borrower as self-employed. Requirement have been met. Condition cleared.
Reserves are higher than guideline minimum AUS requires 4 months reserves, loan qualified with 4.9 months reserves Years Self Employed Borrower has 6 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.31%

300906718	e928e391-4cd9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure lists lender credit for appraisal in Section H. This should be listed in Section B in "Paid By Others" column. Provide corrected CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum AUS requires 4 months reserves, loan qualified with 4.9 months reserves Years Self Employed Borrower has 6 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.31%

300906718	eefda31e-4dd9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.5.		10/29/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum AUS requires 4 months reserves, loan qualified with 4.9 months reserves Years Self Employed Borrower has 6 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.31%

300931281	9abb11b3-abd3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 2.8.		10/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300923860	ad28dc48-7fd4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 4.1.		10/23/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -5.5% variance. Variance within acceptable tolerance. Condition cleared.
300822296	2d7cf843-bee0-4812-9287-d938bf8b8c13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XXXX of the Lender is missing. Provide re-disclosed CD and letter of explanation.	09/07/2018: Please see revised CD with the XXXX listed and the redisclosure to the borrower. Please clear the condition.
09/11/2018: Lender provided PCCD and LOE.  Non material finding, loan will be graded a B for all agencies.09/10/2018: Lender provided corrected post close CD reflecting lender XXXX and copy of LOE to borrower. Loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides requires 6 months of reserves, loan qualified with 68.6 reserves

300822296	d125dff4-565e-4972-a21b-292ddb4ea4d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides requires 6 months of reserves, loan qualified with 68.6 reserves

300822296	8a7a1396-dcaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides requires 6 months of reserves, loan qualified with 68.6 reserves

300860578	c6c8f748-aeb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DU reflects a DTI of 42.90%. Due to the miscalculation of debts, the actual DTI is 45.89%. Documentation provided to exclude the lease payment was obtained post close. The DTI at closing exceeded the max allowed per QM of 43%.
10/08/2018: Please see car title to show borrower did not need lease to be mobile. Borrower has reserves to exclude payment and here is title to show borrower did not need another car.
10/09/2018: Lender provided a title for verification of the borrower had another vehicle available to verify the validity of the LOE that reflects the lease automobile was being returned and another vehicle would not be leased.  There is verification in the loan file verifying the lease expiration date and confirmation of the inspection appointment for the return of the vehicle. The credit supplement verifies the lease was paid off with zero balance.  Exception cleared.

Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	035e895f-adb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Personal Tax returns were executed post close. Post close documentation cannot be used to satisfy the requirements of QM.
															10/08/2018: Please provide update.10/03/2018: Please see document and clear.	10/29/2018: Received personal tax returns, signed and dated prior to consummation. Condition cleared.10/04/2018: Pending compliance review
Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	dc3b1106-aeb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Balance sheet in file is executed post close. Post close documentation cannot be used to satisfy the requirements of QM.
															10/08/2018: Please provide update.10/03/2018: Please see document and clear.	10/29/2018: Received Balance Sheet signed and dated prior to consummation. Condition cleared.10/04/2018: Pending compliance review
Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	10c4f3b9-adb2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. P&L in file is executed post close. Post close documentation cannot be used to satisfy the requirements of QM.
															10/08/2018: Please provide update.10/03/2018: Please see document and clear.	10/29/2018: Received P&L Statement signed and dated prior to consummation. Condition cleared.10/04/2018: Pending compliance review
Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	22f7d73e-b9b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Signing Fee/Notary in section B of the closing CD is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	60a57130-49c0-4776-88eb-073fe20ca70f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Credit Report on final CD is $X. Final LE lists fee as $X. Title - Endorsement on final CD is $XX. Final LE lists fee as $XX. Title – Lender’s Title Insurance on final CD is $X,XXX. Final LE lists fee as $XXX.XX. Title – Loan Tie In on final CD is $XXX. Final LE lists fee as $XXX. Title – Signing Fee/Notary on final CD is $XXX. Final LE lists fee as $XXX.  These fees are in a X% tolerance section. In addition, the Recording fee on the final CD is $XXX. The Final LE lists this fee as $XXX. This fee is in a XX% tolerance section. Lender tolerance cure of $XXX is required.  Section J reflects $XXX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

09/10/2018:  Section B (Undisclosed and Under Disclosed) - Credit Report on final CD is $X. Final LE lists fee as $X. - This is incorrect the final CD has a charge of $XX and the last LE disclosed $XXX- there is no tolerance as the fee lowered. Title - Endorsement on final CD is $XX. Final LE lists fee as $XX. – The Final CD has this fee listed as $XX, there is a revised CD on file removing the tax service fee but this isn’t considered the final signed borrower CD. Title – Lender’s Title Insurance on final CD is $X,XXX. Final LE lists fee as $XXX. – there is a cure for this. Title – Loan Tie In on final CD is $XXX. Final LE lists fee as $XXX.- there is a cure for this. Title – Signing Fee/Notary on final CD is $XXX. Final LE lists fee as $XXX. – there is a cure for this. In addition, the Recording fee on the final CD is $XXX. The Final LE lists this fee as $XXX. – There is a cure for this- the recording fee doesn’t change sections, it will always remain in section E. Lender tolerance cure of $XXX is required. – Provide a detailed explanation as to how and why the tolerance cure is to be $XXX? EASE is where a cure is reflected and what we have on file is $XXX. Please rescind condition

09/12/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Final LE fees subject to individual tolerance:  Appraisal $XXX, inspection $XXX credit report $XXX, tax service $XX.  Recording fee $XXX x XXX% = $XXX.  Final LE fees subject to cumulative tolerance: E-recording $XX, endorsement $XX, escrow $XXX, lender title insurance $XXX, loan tie in $XXX, signing/notary $XXX = $XXXX x XXX% = $XXXX.XX.  PCCD fees subject to individual tolerance:  Appraisal $XXX, credit report $XX.XX, flood cert $X.  Recording fee $XXX.  PCCD fees subject to cumulative tolerance: E-recording $XX, endorsement $XX, escrow $XXX.XX, lender’s title insurance $XXXX, loan tie in $XXX, loan tie in $XXX, signing/notary $XXX = $XXXX.XX.  Credit owed to borrower flood cert $8X+ recording fee $XX title fees $XXX = $XXX.  PCCD reflects tolerance cure of $XXX.  Condition rescinded.

Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300860578	3b5df9bd-ffb1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third Party review appraisal missing.		09/10/2018: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.XX% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 15 years in Field    Years Self Employed Borrower has 7 years Self Employed  Reserves are higher than guideline minimum UW Guides require 5  months reserves, loan qualified with  60.30 months reserves

300895531	183acf80-6650-47c6-9c0e-b93417c4cb26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Years Self Employed Borrower has 15 years Self Employed

300895531	67c8e173-18f4-473f-a4d5-bf1e3ce5ed6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification Fee was not located in section B of the final Closing Disclosure despite a flood certificate in file. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Years Self Employed Borrower has 15 years Self Employed

300895531	e777c9d2-c0b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		09/10/2018: A CDA report reflecting a value $XXX,XXX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.72% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Years Self Employed Borrower has 15 years Self Employed

300865390	cd2734c4-399f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	08/17/2018: please see attached	08/17/2018: Audit reviewed executed Second (2nd) Lien Note, and has determined that said document submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Full Documentation Full Documentation Loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%

300865390	367e95e7-309f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects no Special Feature code of 707. XXXX XX requires that loans qualified with future income be submitted with special feature code of 707. Additional conditions may apply.

08/29/2018:  Please rescind. This is not possible to get code on AUS, it is on Investor delivery data. I called and confirmed this with XXXXXXXXXX on the phone at XXX XXX XXXX. Escalated to XXXXX as well. 08/23/2018: Please clear condition. SFC 707 is not required, loan is still eligible.

08/30/2018:  Audit reviewed Lender's rebuttal and agrees.  Condition rescinded.08/29/2018: Lender responded that SFC 707 is not required; however, XXXXXXXXXX Selling Guide states for future employment the requirement is a copy of the employment letter, additional reserves, and the be delivered with special code 707.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Full Documentation Full Documentation Loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.25%

300864788	99fa2686-de9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Provide bank statement or statement summary dated after X/XX/XXXX but prior to X/XX/XXXX showing borrower having liquid assets in the amount of $XXX,XXX.XX. Large deposits to be sourced.
10/04/2018: Attached please find the XXXXXXX XXXXX XXXXXX account which confirms sufficient assets to close.8/22/18 Please rescind this condition as the attached XXXXXXX XXXX two months statements were in the original file sent.

10/04/2018: Audit reviewed additional assets, and has determined that evidence of sufficient assets were submitted and are deemed acceptable. Condition cleared. 08/24/2018: Audit reviewed lender's response and XXXXXXX XXXX statements were already used for verified assets of $XXX,XXX.XX however borrower bought a property and closed X/XX/XX (page 74) and  most recent bank statement is dated X/XX/XXXX.  No withdrawals from that account corresponds to the deposit and funds to close required for this other purchase and no other asset statements in loan file.  For the X/XX purchase the deposit and cash to close totaled $XXX,XXX.XX Subtracting this amount from the assets reported onX/XX/XXXX = $XXX,XXX.XX.  This leaves borrower short $XX,XXX.XX needed to meet DU asset requirement. Source of additional assets required. Condition remains. CoC page 90 dated X/XX/XXXX reveals an increase in the appraised value, no need to re-disclose as this is a benefit to borrower and there was not additional fees applied.  assets however

DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 36.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770 Years on Job Borrower has 8 years on job

300864788	ec6596d4-5cd0-4ba7-af44-33eeb57b111a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 36.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770 Years on Job Borrower has 8 years on job

300864788	a287e6f8-dd9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 36.14% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770 Years on Job Borrower has 8 years on job

300875161	bd400294-a7a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing borrowers signed authorization to freeze and close 2nd lien HELOC paid off at closing.	08/27/2018: Please rescind this. Attached please find the payoff wire verification that designates for the HELOC to be closed that was sent with the original file	08/27/2018: Audit reviewed wire confirmation, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705. Years in Field Borrower has 7 years in field.

300875161	ce10272e-003a-48e6-874e-328c5dd69e6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification fee was not assessed in section B of the final Closing Disclosure despite a flood certificate in file. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705. Years in Field Borrower has 7 years in field.

300875161	6beccbb0-e33f-4b66-ae5f-918aec7d0e82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes/hazard insurance vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705. Years in Field Borrower has 7 years in field.

300875161	fc08e8f2-aaa4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Property Taxes prepaid in section F of the final Closing Disclosure is missing the number of months collected. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705. Years in Field Borrower has 7 years in field.

300868573	eee70bf5-f0b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal missing		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a X.XX% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300890333	3f1a2815-47b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		09/06/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300868571	ad07010f-b0b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. This fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300882450	94bcc0bd-50ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Ineligible Property Type / Excessive Acreage	Client Overlay Exception, Client to Review - Property is ineligible due to greater than XX acres	09/13/2018: Please rescind. This is not part of the guidelines for HB thank you.	09/13/2018: Audit acknowledges the client approved guideline exception for acreage outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755.

300882450	e5e9b04e-8f4e-489e-98aa-ba9df2f3c9d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosures. If the lender is not affiliated with any other businesses please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755.

300882450	ebee5943-50ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/05/2018: A CDA report reflecting a value $XXX,XXX.XX which is A X.XX% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755.

300877535	db3321ae-d0fe-4c5d-8cc4-6daa0d5eedb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300877535	1491b448-c8b6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300877535	31b0e706-b994-42c6-82da-503eebc63381	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Inaccurate TOP		Non-material per SFIG guidance, loan will be graded a B for all agencies
300877535	e00308cb-12b7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial Closing Disclosure	09/19/2018: please see attached, please rescind condition as this was included in the credit upload	09/19/2018: Audit re-analyzed the loan file, and has determined that the initial CD (dated XX/XX/XXXX) was located on page 393 and was e-signed the same day. Condition rescinded.
300885392	0e72154b-e8df-4b00-a42c-29ac36560bda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300890961	a99ff5ca-94d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided. Additional conditions may apply.		10/19/2018: Received satisfactory credit reports for both borrowers. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.7 months Full Documentation Full documentation loan Years on Job Co-Borrower has 5 years on job
300890961	9f45baa4-95d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD reflects the proceeds of the second mortgage in section H, this should be reflected in section K or L.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.7 months Full Documentation Full documentation loan Years on Job Co-Borrower has 5 years on job
300890961	034d479f-83d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Risk Score is 4.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.7 months Full Documentation Full documentation loan Years on Job Co-Borrower has 5 years on job
300907546	ac54acbb-05d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	10/22/2018: Please see document and clear	10/22/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 24.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762

300907546	a68fb94c-05d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX per Disclosure History provided is missing from the loan file. No Cure - Missing document not provided.	10/22/2018: Please see attachment
10/22/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 24.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762

300907546	77dc6848-68d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B.		Finding deemed non-material and will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 24.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762

300907546	63b1e23f-3fd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file . Collateral Underwriter Risk Score is 3.		10/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 24.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762

300895526	d5a440f9-8d39-41c0-9739-fd22df8cffbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
LTV is lower than guideline maximum UW Guides requires 0x30 lates in the most recent 24 months reviewed. loan qualified with 0x30 with 62 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW guidelines requires -0- months reserves, loan qualified with 2 months reserves

300895526	7bff4736-af6b-416c-8b60-deee4d066c9d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Evidence of receipt of Home Loan Toolkit was not provided in the loan file.		Finding deemed non-material, loan will be graded a B for all agencies.
LTV is lower than guideline maximum UW Guides requires 0x30 lates in the most recent 24 months reviewed. loan qualified with 0x30 with 62 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW guidelines requires -0- months reserves, loan qualified with 2 months reserves

300895526	762f4ef7-a3cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	573 - Certification of completion (442) missing	The 442 Certification of Completion is missing.	1/15/2018: Please see document and clear.
10/15/2018: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

LTV is lower than guideline maximum UW Guides requires 0x30 lates in the most recent 24 months reviewed. loan qualified with 0x30 with 62 months reviewed.  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW guidelines requires -0- months reserves, loan qualified with 2 months reserves

300897340	692b6cbd-d8c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Fraud Alert not verified	The Credit Report reflects fraud alerts. Evidence the Lender addressed the alert not provided.
10/12/2018: Please rescind. There is no guideline for Fraud Alerts, the alert was good for 90 days after XX/XX/XXXX, loan was submitted to Underwriting as of XX/XX/XXXX and did not have to be done. Alert was expired by the time it came to Underwriting.10/11/2018: Please rescind. 90 day alert was on XX/XX - Loan closed in XXXXXXXXX

10/12/2018: Audit reviewed the Lender Rebuttal, as well as supporting documentation with delivery date verification, and has determined that documentation submitted is deemed acceptable. Condition rescinded. 10/11/2018: Audit reviewed the Lender Rebuttal, and has determined that alert was valid at the time of Application. The loan file must include a review of any “potential red flag” messages appearing in the DU Underwriting Findings report -OR- alerts created by sources other than DU, such as those associated with CREDIT REPORT or Social Security verification systems, to ensure that all messages have been addressed and documented. Provide documentation addressing the alert. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years on Job Borrower has 12 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.49%

300897340	50dcead7-8a3f-4836-9a71-ff6f5960ad14	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years on Job Borrower has 12 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.49%

300897340	295cddee-d8c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years on Job Borrower has 12 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.49%

300905929	e233382f-99cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file; CU score = 3.1.		10/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300913676	5c79e688-0fc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															10/11/2018: Please see report and clear.	10/11/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guidelines require min FICO of 760 , loan qualifies with FICO of 760 No Mortgage Lates UW guideline require 0x30 lates within the most recent 12 months rent, loan qualfiies with 0x30 lates within the most recent 21 months per the credit report.  Years on Job Borrower has been on the job 15 years and co borrower 12 years

300913676	c111af6a-1fc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guidelines require min FICO of 760 , loan qualifies with FICO of 760 No Mortgage Lates UW guideline require 0x30 lates within the most recent 12 months rent, loan qualfiies with 0x30 lates within the most recent 21 months per the credit report.  Years on Job Borrower has been on the job 15 years and co borrower 12 years

300913676	37a70333-13c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guidelines require min FICO of 760 , loan qualifies with FICO of 760 No Mortgage Lates UW guideline require 0x30 lates within the most recent 12 months rent, loan qualfiies with 0x30 lates within the most recent 21 months per the credit report.  Years on Job Borrower has been on the job 15 years and co borrower 12 years

300900739	d96bb815-cfc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage Rider	Evidence of Acknowledgment Waiver Rider is missing from loan file.
10/15/2018: please see attached10/10/2018:  Please clear this condition rider attached.10/10/2018: please see attached and note that this was included in the credit package provided. Please rescind condition.

10/15/2018: Audit reviewed the complete copy of the Security Deed including Rider, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/12/2018: The Acknowledgment and Waiver of Borrower's Right's Rider provided contains page 1 & 2 and Exhibit A, legal description.  Please provide page 3.  Condition remains. 10/10/2018: Audit re-analyzed the loan documents, and has determined that the Acknowledgment and Waiver of Borrower's Right's Rider was located on page 450 of the original loan file. However, document is missing page 3. Provide copy of the Rider that includes all pages. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years Self Employed Borrower has 30 years Self Employed. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.73%

300900739	18aa3bd0-aac8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental properties C, E, G, I and M located on XXXX Schedule E part I.  Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement or current rent check to prove the tenancy is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Additional conditions may apply.

10/10/2018: Please rescind this condition; The AUS provided in last upload is the updated AUS removing the rental income from C, G & M and updated HOI premiums. The Net rental is $X,XXX.XX, the total income $XX,XXX.XX include SSI and capital gain losses. Or provide details of DTI calculation.10/10/2018: Please clear this condition; updated 1008 attached; Not using rental income from property C, G, I or M. ; Current HOI attached for property C, G & M; see attached property profile reflects property I was sold in XXXX. See attached rental agreement for property E; initial from beginning of construction XXXX reflecting terms of lease [10 year when construction complete], signed lease XXXX and renewal in XXXX.

10/12/2018:  Audit reviewed Lender’s rebuttal, AUS and income documents.  Grossing up non-taxable portion of social security results in 37.65% DTI which is within 3% of updated AUS provided 10/10/18.  Condition cleared.10/10/2018: Audit reviewed documentation submitted, and has determined that evidence property I was sold is deemed acceptable, property removed from DTI. Evidence of insurance for properties for C, G and M submitted are deemed acceptable, adjusted calculations. Evidence of lease extension for property E submitted is deemed acceptable. Rental income for properties C, G and M removed due to no leases provided. Positive income from rental property is $XX,XXX.XX for a DTI of 39.40% vs 35.71% per AUS, difference of 3.69%. Provide updated AUS. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years Self Employed Borrower has 30 years Self Employed. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.73%

300900739	c95dd408-fdc4-4a39-9a5b-fc6527906cc2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years Self Employed Borrower has 30 years Self Employed. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.73%

300911684	702efaaa-7e4c-45ca-9cf0-1855b0ae74bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
10/16/2018: Please see revised cd with disbursement date of XX/XX. Please clear the condition
10/16/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.

300911684	de0d2918-07c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B or section J.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911684	3cc36696-06c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300911645	bc933f7e-40bd-4ba3-9a0c-c2e825a7dee9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911645	58db58e7-7cd0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Secondary Financing in section H of the final CD should be reflected in section K.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300911645	7aa06e0f-68d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 999.		10/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914473	13632ab1-8751-4171-8c69-ba48ae29d59e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
300913674	c4a5996f-34d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914969	152ebc8a-9bd3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure does not reflect the name of the service provider. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300914969	ff09bfcd-e4d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter score is 3.4.		10/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300914782	14cebead-1256-4077-9343-0c2731c64f5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300914782	4e7b32b8-b9d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure reflects Lender Appraisal Credit of $XXX.XX in Section H. Lender credit should be reflected in lender paid column in section B.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935730	43a163f7-79d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300935730	cea8c805-7bd8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918222	d757b417-e5e8-4f6f-87d2-bb50e456541a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300918222	96357f50-98d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/30/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300857049	b8d18fa4-5a9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300857049	1403f9cd-d5eb-41e5-ac90-14327ab964ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information Section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300857049	fcf566ae-f59f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Paid as Directed fee in section H of the final Closing Disclosure does mot reflect name of specific fee. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300928732	6a356a2d-ae55-4301-b10d-f1660f56af50	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD section B lists the Home warranty fee that actually should have been disclosed in section H. Also the Home warranty fee is missing the word Optional.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Field Borrower same field 17 years Years on Job Co-Borrower same job 5.7 years. Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 18.09 months reserves.

300928362	6cba9668-4bce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-Employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, as well as income documents, and has determined that the XXXX/XXXX 1040 Tax Returns are required to be signed and dated to meet Appendix Q requirements. Condition remains.

Years in Field Borrower has 8 years in Field  - XXXXXXX Full Documentation Full Documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 71.6 months reserves

300928362	aa796658-4bce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded. 10/17/2018: Audit reviewed the Lender Rebuttal, as well as income documents, and has determined that the XXXX/XXXX 1120S Business Returns are required to be signed to meet Appendix Q requirements. Condition remains.

Years in Field Borrower has 8 years in Field  - XXXXXXX Full Documentation Full Documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 71.6 months reserves

300928362	0678a299-4ace-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business and Business A on Schedule E part II of XXXX tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for loan to be classified as a Qualified Mortgage.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the current XXXX Balance Sheet for Schedule C Business and Business A on Schedule E part II of XXXX tax return are required to meet Appendix Q. Condition remains.

Years in Field Borrower has 8 years in Field  - XXXXXXX Full Documentation Full Documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 71.6 months reserves

300928362	2abf9e43-87cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business and Business A on Schedule E part II of XXXX tax return.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for loan to be classified as a Qualified Mortgage.
10/17/2018: per the findings in the file this does not appear to be required. Can we get this cleared?
10/17/2018: Audit reviewed loan program, and has determined that AUS requirements have been met. Condition rescinded.10/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the YTD XXXX P&L Statement for Schedule C Business and Business A on Schedule E part II of XXXX tax return are required to meet Appendix Q. Condition remains.

Years in Field Borrower has 8 years in Field  - XXXXXXX Full Documentation Full Documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 71.6 months reserves

300928362	f70b1881-d0cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.8.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 8 years in Field  - XXXXXXX Full Documentation Full Documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 71.6 months reserves

300928086	ae442edc-c4cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300928063	faced295-20ce-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Repair fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  4.8 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 66.24 FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 768

300928063	6061111d-c0cc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file; CU score = 2.8.		10/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  4.8 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 66.24 FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 768

300911495	91a661ff-16d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/22/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300866903	7c4b2964-17c0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	10/08/2018: XXXXXXXX	10/08/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 54 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 747 Years in Field Borrower has 10 years in Field

300866903	6f278ce7-17c0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/5/2018: CDA provided reflects no variance, condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 54 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 747 Years in Field Borrower has 10 years in Field

300913727	8239b55c-83c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflect a DTI of 40.00% when CLTV is > 80%.  The final 1008 reflects a DTI of 43.24% and the actual DTI is 43.24%.  Maximum 43% DTI is required in order for the loan to be classified as a Qualified Mortgage.
															10/07/2018: This loan was underwritten through LP w/ Accept/Eligible. This is FHLMC Super Conforming, NOT a Jumbo I product. Please review file accordingly.	10/10/2018: Audit reviewed the Lender Rebuttal, and has determined that DTI matches Loan Approval at 43.24%. DTI is acceptable for loan program. Condition rescinded.
Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300913727	be6a8f73-82c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Provide evidence XXXXX XXXX Auto payment was made from business account for XXXXX and XXXX XXXX.	10/10/2018: This loan was underwritten through LP w/ Accept/Eligible. This is FHLMC Super Conforming, NOT a Jumbo I product. Please review file accordingly.
10/10/2018: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify business pays auto payments via bank statement. Documentation is deemed acceptable for loan program. Condition rescinded.

Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300913727	1e8cde5f-6e02-4084-9f0c-4d32cabfcdeb	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300913727	e486d50c-cec1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300913727	5e52ec1e-7bc1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Home Warranty Fee Section H of the consummation and final Closing Disclosure is missing "optional".  The per Diem per day Closing and Tcf Fees for 2nd in section H of the final Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300913727	47be5abf-83c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		09/27/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 19 years self employed  CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 83.60% CLTV Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.40 months

300866936	65c5ce19-ed9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	08/20/2018: Flood Cert	08/20/2018: Audit reviewed Flood Certificate, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.72 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 92.6 months reserves

300866936	0efecde7-9ca0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final Closing Disclosure is missing required data under the Escrow Account section (page 4). The box is not check as to reason why borrower will not have an escrow account.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.72 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 92.6 months reserves

300866936	cb2f4bb7-5a6f-4381-b762-8373ce43384e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information Section is incomplete. The License ID of the Settlement Agent is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.72 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 92.6 months reserves

300822900	2e1b31f8-1b9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Missing Settlement Statement for REO #1	08/21/2018: HUD08/16/2018: FINAL SETTLEMENT
08/21/2018: Audit reviewed Final Seller Statement for REO #2, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/16/2018: Audit re-analyzed the REO properties, and has determined that the Final Settlement Statement for REO #2 (XXXX XXXXX XX) reflected on the final 1003 is required. Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99+ months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120 months reserves  (net of REO reserves) Years Self Employed Borrower has been Self Employed for 38 years per XX Secretary of State Business website

300822900	7450053c-5b10-4ccf-830b-22203426c68a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99+ months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120 months reserves  (net of REO reserves) Years Self Employed Borrower has been Self Employed for 38 years per XX Secretary of State Business website

300822900	18b7f1d3-38de-4498-842d-349367b5c811	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing Initial CD. Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule)	08/21/2018: Initial CD dated X/X, mailed X/XX08/16/2018: INITIAL CD WITH RECEIPT
08/21/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.08/16/2018: Audit reviewed CD dated XX/XX/XXXX, and has determined that the loan file contains the same CD signed by borrower on the same day issued. Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule). Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99+ months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120 months reserves  (net of REO reserves) Years Self Employed Borrower has been Self Employed for 38 years per XX Secretary of State Business website

300855870	39abb51d-13c6-4af8-b427-d045d3ef03ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/23/2018: Initial CD and Receipt
08/23/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300855870	3bc7e46e-57bc-4dfc-b971-0d80aae941ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/23/2018: PCCD with cure and tracking.
08/23/2018: Audit review of Post Funding CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300855870	aab9cb81-0778-427f-873c-ed68c09647ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial and Funding CD are missing from the loan file. No Cure - Missing document not provided.	08/23/2018: Final Settlement Statement and PCCD with cure and tracking
08/23/2018: Audit review of Post Funding CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300865205	a1d7bc08-21ad-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300913719	841e22e0-f4bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The HOA- Account Setup Fee and HOA Dues in section H of the final Closing Disclosure are missing the name of service provider. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300865396	a98fe085-c6ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300865396	efcf3f19-23ab-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing		09/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300887076	bd68f1a6-a932-446e-a606-b76c842b78fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/25/2018: Signed Initial CD
09/25/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	7e63ed7d-5fbb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a credit report in Section B despite a credit report being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	dca9cf16-0bbd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier Fee, Title-Document Preparation Fee, Title – Escrow Fee, Title – Processing Fees, Title – title Loan Tie-In Fee and Title – Wire Transfer Fee in section C of the Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	b6478302-0bbd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The CD is missing from the loan file.  The Disbursement date of the Closing Disclosure is prior to the borrower's signing date and the Transaction Date (Mortgage Notary Date).  Additional conditions may apply.
10/04/2018: Received settlement statement, explanation letter and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	c5aeb94b-5fbb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. Settlement Agent NMLS ID is missing. Provide re-disclosed CD and letter of explanation		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	96651a06-4851-4ef3-af0e-d104cc2013f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.  No Cure.  (E Consent in file is dated XX/XX/XXXX however LE issued by lender on XX/XX/XXXX was e signed)
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300887076	bc7738a9-5fbb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing		09/21/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.80 months reserves Years in Field Borrower has 20 years in Field

300896363	1ddef18e-6e57-48d1-a32f-da6c4d7f3558	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
10/08/2018: QM SUMMARY / PASS
10/08/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765

300896363	c1a00650-b745-4a17-b132-5f9616b9e618	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	10/08/2018: INITIAL CD
10/08/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765

300973708	34997d37-12d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Per AUS item #33, the balance of two liabilities with balances of $XX,XXX.XX and $XX,XXX.XX were to be paid at closing.  Evidence that these were paid at closing was not provided in the loan file.  Additional conditions may apply.
															10/19/2018: Final Settlement Statement (see page 2, liens in question were paid off)	10/22/2018: Lender provided final settlement statement reflecting liens paid off. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300973708	a1b2f9dd-c8c4-421d-b315-11f820884102	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
															10/19/2018: QM Summary - Pass	10/22/2018: Lender provided QM worksheet reflecting PAR. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300973708	f0e27ec1-3ad2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300973708	5a63e671-11d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.
															10/19/2018: See PCCD and Final XX	10/22/2018: Lender provided funding CD reflecting decreased recording fees. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300973708	853cb0ab-3ad2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure was not provided. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300973708	043dfff6-11d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		10/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  14.7 months reserves Disposable Income is higher than guideline minimum Full documentation  Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

300913682	4eaf35a3-3fc3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43%.  Due to the miscalculation of income and debts the actual DTI is 44.58%. Lender did not apply the K1 Loss against the ratio for the 3 borrower's that are 25% or greater owners of the xxxx. Lender failed to include T&I or rental obligation for borrower 4 in the ratios.
10/22/2018: AUS10/10/2018: This loan was underwritten with DU Approve/Eligible. It is FNMA High Balance, NOT a Jumbo I product. Please review the file accordingly
10/22/2018: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/10/2018: Audit reviewed the DU, and has determined that when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. DU DTI of 32.97% versus 44.58% actual. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	4d49e880-bec2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Appraised value unreasonable
The appraiser used excessive adjustments on 5 of 6 comparables to determine value.  Net adjustments on 5 of the 6 comparables ranged from 31.4 to 81.0% and gross adjustments from 41.2 to 84.2%.  The comparable sales prices range from XXX,XXX to $X,XXX,XXX. Subject is new construction, appraiser used properties ranging in age from 55 yrs. to 92 yrs. old. Subject is a X Unit property. Due to excessive adjustments across the board for several line items value is not sufficiently supported.

10/22/2018: Pages 14 & 15 of the appraisal go into depth of adjustments and how value was calculated. Somewhat unique situation with new construction and 3 units in the city of XXX XXXXX! Limited comps, etc., but addressed by appraiser and LTV not maxed – 64%.10/10/2018: This loan was underwritten with DU Approve/Eligible. It is FNMA High Balance, NOT a Jumbo I product. Please review the file accordingly

10/22/2018: Audit consulted with the Valuation Department, and has determined that the value is supported. Condition cleared. 10/10/2018: Audit reviewed AUS standards, and has determined that finding is valid. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	495cdda0-1dc3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing XXXX 1120S, XXXX K1's for Borrower 1,3 and 4 and the XXXX YTD P&L and Balance Sheet for Business A on Schedule E Part II of borrower 1 XXXX tax return.
10/10/2018: This loan was underwritten with DU Approve/Eligible. It is FNMA High Balance, NOT a Jumbo I product. Please review the file accordingly
10/10/2018: Audit reviewed the AUS, and has determined that said documents requested are not required for loan program. AUS income requirements have been met for loan program. Non-QM loan. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	7cc27c3c-3ec3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Debts
The total expense payment is to be calculated by including all negative rents, PITI for all other REO owned and any other contractual obligations for all borrowers.  It appears the lender failed to add/include T&I for Borrower 2 and 3's primary home payment. The Lender used payment from credit report of $X,XXX vs. calculated $X,XXX.XX based on documentation provided in file. In addition lender failed to include the monthly disclosed and verified rental obligation for borrower # 4 of $X,XXX per month in the calculation. The Borrower's actual debt was $XX,XXX.XX per month.  A recalculation of DTI based on the Borrowers' proper debt calculation yields a DTI of 44.58% which fails to meet the program maximum of 43%.
10/10/2018: This loan was underwritten with DU Approve/Eligible. It is FNMA High Balance, NOT a Jumbo I product. Please review the file accordingly
10/22/2018: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/10/2018: Audit reviewed the DU, and has determined that when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. DU DTI of 32.97% versus 44.58% actual. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	f5795389-3dc3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Income
The lender failed to accurately calculate the Borrower's income.  A monthly income of $XX,XXX.XX was used by the lender to determine the DTI. The lender failed to apply the K1 Losses for borrower 1,2 and 4 in the calculations. A recalculation of DTI based on the Borrowers' proper income calculation results in a DTI of 44.58% which fails to meet the program maximum of 43%.
10/10/2018: This loan was underwritten with DU Approve/Eligible. It is FNMA High Balance, NOT a Jumbo I product. Please review the file accordingly
10/22/2018: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/10/2018: Audit reviewed the DU, and has determined that when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. DU DTI of 32.97% versus 44.58% actual. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	dac1c28e-d296-4042-94eb-87b5df32fddf	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The file did not contain a Disbursement date to verify Right of Rescission adherence.	10/15/2018: PCCD and Final Settlement Statement10/10/2018: Final Settlement Statement reflecting Disbursement Date
10/15/2018: Audit compared the Final Borrower Settlement Statement and Post Funding Closing CD, and has determined that documents reflect same figures. Notification of the error (i.e., the letter to borrower) provided, documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'. 10/10/2018: Audit reviewed Final Borrower Statement, and has determined that said document does NOT match the Final CD figures, cash out amounts do not match. Provide Post Funding Final CD that matches the Final Borrower Statement. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300913682	59dcbc69-92c2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file.	10/15/2018: CDA
10/15/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.10/10/2018: Pending receipt of the CDA from the Investor, not found in trailing documents. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.75% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  67.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

300761606	45e72662-bf4f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided, document in file is illegible.		05/10/2018: Received acceptable flood certificate. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300761606	5728d868-df52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #6 on page 7 of the final loan application is missing from the loan file.		05/10/2018: Received evidence of property taxes. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300761606	58d949af-df52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #6 on page 7 of the final loan application is missing from the loan file.		05/10/2018: Received evidence property is free & clear. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300761606	3639bce4-df52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for rental property B located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to classified as a Qualified Mortgage.  Evidence of a current lease and/or evidence of the most recent 12 months cancelled checks evidencing the same tenant is occupying the property for units #X, #X6 and XXXX are all missing cancelled checks.  Additional conditions may apply.
05/11/2018: The rent payment amounts for the 3 leases in question are: XXXX #X $XXX; XXXX #X $XXX; XXXX $XXXX. With these removed from income, the DTI remains in tolerance at 42.94%.
05/16/2018:  Audit recalculated rental income removing the 3 units in question.  DTI 39.20%. Condition cleared.05/11/2018:  Audit reviewed Lender's rebuttal.  Removing rental income for Property B on XXXX Schedule E Part 1 results in a DTI > 43%.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300761606	a67e02c6-4b32-4e40-8851-1f7749f13c9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax and County Tax Stamp in section E of the final Closing Disclosure is missing the name of government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300761606	17fb36f8-e552-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure $XXX,XXX. The most recent Loan Estimate dated X/XX/XXXX indicates and amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35. 79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 107.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300801627	dd54f052-e890-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	10/02/2018: Letter of Intent to Re-Record from Title Officer w/ APN correction.10/01/2018: Re-recorded corrected DOT09/06/2018: Corrected Page 3 of the Deed08/14/2018: Appraisal w/ correct APN
10/02/2018: Audit reviewed Letter of Intent from Title Company, and has determined that said document states the intent to correct and re-record the Deed of Trust. Condition cleared. 10/01/2018: Audit reviewed recording documentation, and has determined that evidence of intent to re-record with corrected APN number was not provided. Document appears to be the original recording information with the incorrect APN on page 3 of the Mortgage. Provide sufficient evidence that states correction of APN and re-recording of the corrective Deed of Trust. Condition remains.  09/06/2018: Audit reviewed corrected page 3 of the Mortgage, and has determined that said page was corrected and is deemed acceptable. However, missing letter of intent to re-record from Settlement Agent. Condition remains. 08/14/2018: Audit reviewed all pertinent documents with APN numbers, and has determined that the Title, as well as the Appraisal reflect the same APN. HOWEVER, the Mortgage (page 3) reflects an incorrect APN number. Provide corrective Mortgage with a Letter of Intent to re-record from the Settlement Agent. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  48.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 64.92%

300801627	f351f7f0-37e8-41f7-8d5f-84a1508761f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The  Title - Courier fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services. All title service fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  48.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 64.92%

300801627	dba10766-b24b-425e-84e2-217238dce545	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX  a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX2 for hazard insurance vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
08/16/2018: PCCD and Final XX
08/16/2018: Audit reviewed Post Funding CD, as well as Final ALTA Statement (figures match), Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  48.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 64.92%

300801627	12d86a62-f790-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the Payee for the Property Taxes and Homeowner's Insurance.  Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  48.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 64.92%

300795303	af015ee2-8b96-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	08/08/2018: Appraisal	08/08/2018: Audit reviewed copy of the Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 685. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 17.70 months reserves. Years in Primary Residence 25 years in primary residence.

300795303	018a2d17-8f96-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD does not reflect Payees for HOI and property taxes in section F.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 685. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 17.70 months reserves. Years in Primary Residence 25 years in primary residence.

300795303	bea97a98-9196-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.	08/08/2018: Appraisal Review	08/08/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 685. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 17.70 months reserves. Years in Primary Residence 25 years in primary residence.

300845833	7563c302-f508-4ff7-8ddb-773b0cf28143	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/31/2018: Initial CD and Receipt Log
07/31/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300845833	0ad1c749-3590-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject was funded in a dry funding state. Final settlement statement in file indicates a cash out amount of $XX,XXX.XX versus the Final CD which reflects a cash out amount of $XX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide a copy of the Funding CD.
07/31/2018: PCCD and Final XX
07/31/2018: Audit reviewed Post Funding CD, as well as the final ALTA Settlement Statement, and has determined that figures on both documents match. Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

300845833	b23e0442-3590-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300845833	4714b10c-3590-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845977	a0bb52f0-c8be-4c19-ae27-eff637f43503	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The unsigned initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
07/30/2018: Received evidence borrower acknowledged initial closing disclosure. Timing requirement met. Condition cleared.
300845977	f5604e80-9953-4a6c-a874-2759cb557a78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300845977	0572e75a-1b8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300845977	c32b8e0a-1c8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.